Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (14,234)	€ (13,726)	€ (13,621)
Payroll taxes	(6,579)	(6,242)	(5,585)
Share-based payments	(3,539)	(4,298)	(3,222)
Retirement benefit obligations	(80)	(65)	(65)
Total payroll costs	€ (24,432)	€ (24,331)	€ (22,493)
Average headcount (employee) | employee	100	106	100
End of period headcount) (employee) | employee	97	108	102